NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
NET LOSS PER SHARE
11	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the nine months ended September 30, 2016 and 2015, all unvested restricted stock awards and warrants, were excluded from the computation of diluted net loss per share. Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Nine Months Ended September 30, 2016 (Shares)	Nine Months Ended September 30, 2015 (Shares)

Restricted stock awards – unvested	-	1,160,000
Shares of common stock	6,219,200	6,219,200
	6,219,200	7,379,200

QPAGOS Corporation - Parent Company [Member]
NET LOSS PER SHARE
14	NET LOSS PER SHARE

Basic loss per share is based on the weighted-average number of common shares outstanding during each period. Diluted loss per share is based on basic shares as determined above plus common stock equivalents. The computation of diluted net loss per share does not assume the issuance of common shares that have an anti-dilutive effect on net loss per share. For the year ended December 31, 2015 and 2014, all unvested restricted stock awards and warrants, were excluded from the computation of diluted net loss per share. Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive are as follows:

	Year ended December 31, 2015 (Shares)	Year ended December 31, 2014 (Shares)

Restricted stock awards – unvested	4,320,000	4,320,000
Warrants to purchase shares of common stock	6,219,200	-
	10,539,200	4,320,000